Consolidated Statement of Financial Position - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 18,597,861	$ 17,032,857
Trading assets	15,451,121	11,841,407
Investment securities	34,425,693	33,674,477
Hedging derivative assets	48,662	20,854
Loans:
Commercial	107,440,424	110,742,842
Consumer	59,999,611	59,419,444
Mortgages	18,486,206	17,883,355
Microcredit	277,529	267,720
Loans	186,203,770	188,313,361
Loss allowance	(10,035,715)	(9,197,514)
Total loans, net	176,168,055	179,115,847
Other accounts receivable, net	25,617,225	23,380,573
Non-current assets held for sale	101,184	92,830
Investments in associates and joint ventures	1,290,683	1,423,343
Tangible assets:
Property, plant and equipment for own-use and given in operating lease, net	4,521,792	4,812,254
Right-of-use assets	1,336,957	1,329,594
Investment properties	906,469	880,963
Biological assets	230,672	212,630
Total Tangible assets	6,995,890	7,235,441
Intangibles
Concession arrangement rights	13,557,267	13,242,706
Goodwill	2,202,222	2,248,217
Other intangible assets	2,382,427	2,040,158
Total Intangibles	18,141,916	17,531,081
Income tax assets:
Current	2,596,837	1,782,658
Deferred	1,280,912	1,851,218
Total Income tax assets, net	3,877,749	3,633,876
Other assets	465,557	608,650
Total assets	301,181,596	295,591,236
Liabilities
Trading liabilities	2,154,361	1,757,606
Hedging derivative liabilities	217,566	3,568
Customer deposits:
Checking accounts	23,809,859	25,932,053
Savings accounts	71,149,883	74,293,894
Time deposits	86,597,460	72,273,697
Other	430,194	841,505
Total deposits from customers	181,987,396	173,341,149
Financial obligations:
Interbank borrowings and overnight funds	15,081,920	9,087,921
Borrowings from banks and others	22,218,460	30,309,358
Bonds issued	23,427,826	28,362,221
Borrowings from development entities	4,813,133	4,357,275
Total borrowings	65,541,339	72,116,775
Provisions:
Legal related	217,689	229,193
Non legal related	865,594	997,978
Total Provisions	1,083,283	1,227,171
Income tax liabilities:
Current	268,347	228,817
Deferred	5,546,640	5,062,670
Total Income tax liabilities	5,814,987	5,291,487
Employee benefits	907,808	890,019
Other liabilities	11,954,440	10,141,802
Total liabilities	269,661,180	264,769,577
Equity
Subscribed and paid-in capital	23,744	23,744
Additional paid-in capital	9,571,374	9,571,374
Retained earnings	7,731,773	8,018,417
Other comprehensive income	(544,219)	(1,146,565)
Equity attributable to owners of the parent	16,782,672	16,466,970
Non-controlling interests	14,737,744	14,354,689
Total equity	31,520,416	30,821,659
Total liabilities and equity	$ 301,181,596	$ 295,591,236